united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 10/31/17

ITEM 1. REPORTS TO SHAREHOLDERS.

Advised by Redwood Investment Management, LLC

Annual Report

October 31, 2017

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Redwood Managed Volatility Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information.

T: 1-855-RED-FUND (733-3863)   www.redwoodmutualfund.com

Dear Shareholder,

Redwood Mutual Fund Returns:

Fixed-Income
Redwood Managed Volatility Fund (RWDIX): +6.24%*
Redwood Managed Municipal Income Fund (RWMIX): +4.87%^

Equity
Redwood AlphaFactor® Core Equity Fund (RWAIX): +8.93%^
Redwood AlphaFactor® Tactical Core Fund (RWTIX): +8.80%^

*	From November 1, 2016 through October 31, 2017.

^	From March 9, 2017 (inception date of these funds) through October 31, 2017.

Source: Gemini Fund Services.

Equities

Equity market gains increased with unprecedented low volatility, as the markets again reached new highs in the third quarter of 2017. The S&P 500 Index , a measure of U.S. large-cap market performance, displayed resilience in the face of numerous market moving headlines. The uptrend in equities was supported by strong economic data . However, it is worth noting that over eight years since the equity markets bottomed in March of 2009, the S&P 500 has had its second highest cumulative return during an economic expansion since World War II. Redwood AlphaFactor® strategies participated in the overall systematic rally of large and mid-cap U.S. equities.

Fixed Income

Although stocks continued to set new records, bond investors still face the conundrum of how to generate satisfying returns in the current environment. After more than a year in the red following the bottom of the U.S. 10-Year Treasury yield at 1.35% in July of 2016, the U.S Barclays Aggregate Bond Index finally broke even when tensions between the United States and North Korea led investors to seek safety in U.S. Treasuries. After hitting a low point for the year near 2% in early September, the U.S. 10-year Treasury yield reversed course to find itself back at 2.3%, thus causing the U.S. Aggregate Bond Index to fall back into negative territory again, extending the losses out to NEARLY 450 days.

However, not all fixed-income asset classes are created equal. Higher yielding asset classes such as high-yield corporate bonds and high-yield municipal bonds continued to push higher. The Barclays Corporate High Yield Index had most of its upside attribution in 2017 coming from yield accrual (versus price appreciation). High-yield municipals bonds also continued to accrue higher yields throughout the year over their investment-grade bond counterparts. Redwood’s tactical fixed-income strategies remained invested for the year.

Risk Complacency

To the novice investor, recent positive performance with low volatility, especially in the short-term, can be a huge lure. When chasing returns, perhaps one of the biggest mistakes investors can make is changing their previously established risk tolerance. With the recent equity markets handing out gains without much volatility, why wouldn’t they? However, the potential for higher returns always come with the potential for higher risk. As investors pile into a rising equity market with greater momentum, they also face heightened risk in a larger reversal when that momentum changes.

Unfortunately, investors aren’t always rational and this illusion can cloud one’s judgement. At Redwood, we utilize a quantitative approach, aiming to minimize the subjectivity of investing. For the majority of the Redwood Mutual Funds, this approach employs multiple factors that seek to stay invested while markets are appreciating, but also seek to be defensive in a “risk-off” position if markets are depreciating. Whether markets are going up or down, our bias is to be ready when things change.

We encourage you to talk with your financial advisor or visit us online at www.redwoodmutualfunds.com. Thank you for your continued trust.

Sincerely,

Michael Messinger

Principal & Co-Portfolio Manager

Redwood Investment Management, LLC

Past performance is not necessarily indicative of future results. There can be no guarantee that any objectives listed above will be met. 5978-NLD-12/21/2017.

Redwood Managed Volatility Fund

PORTFOLIO REVIEW

October 31, 2017 (Unaudited)

The Fund’s performance figures* for the periods ended October 31, 2017, compared to its benchmark:

		Annualized Three	Annualized Since
	One Year	Years	Inception(a)
Class I	6.24%	4.04%	4.13%
Class N	5.99%	3.78%	3.90%
Class Y	6.20%	4.11%	4.25%
BofA ML 3-5 Yr Treasury Index (b)	(0.23)%	1.48%	1.59%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 2.03% for Class I shares, 2.28% for Class N shares, and 2.01% for Class Y shares per the February 28, 2017 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.74%, 1.99% and 1.50% of average daily net assets attributable to Class I, Class N and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	BofA Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $20,000,000 Investment

PORTFOLIO ANALYSIS
October 31, 2017
Percent of
Net Assets
Mutual Funds	68.8%
Exchange Traded	2.3%
Cash and Other Assets Less Liabilities	28.9%
Total	100.0%

Redwood Managed Municipal Income Fund

PORTFOLIO REVIEW

October 31, 2017 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2017, compared to its benchmark:

Since Inception(a)
Class I	4.87%
Class N	4.80%
Bloomberg Barclays U.S. Municipal Bond Index (b)	4.43%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 1.55% for Class I shares and 1.80% for Class N shares per the March 8, 2017 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 8, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.25% and 1.00% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $250,000 Investment

PORTFOLIO ANALYSIS
October 31, 2017
Percent of
Net Assets
Mutual Funds	121.3%
Cash and Other Assets Less Liabilities	(21.3)%
Total	100.0%

Redwood AlphaFactor® Core Equity Fund

PORTFOLIO REVIEW

October 31, 2017 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2017, compared to its benchmark:

Since Inception(a)
Class I	8.93%
Class N	8.93%
Redwood AlphaFactor® Focused Index (b)	9.43%
S&P 500 Total Return Index (c)	10.22%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 0.80% for Class I shares and 1.05% for Class N shares per the March 8, 2017 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 8, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.05% and 0.80% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Core Equity Fund commenced operations on March 9, 2017.

(b)	The Redwood AlphaFactor® Focused Index, the Fund advisor’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 3,000 U.S. common stocks based on market capitalization. The final selection of stocks is based on market characteristics including, but not limited to, liquidity and market capitalization. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $250,000 Investment

PORTFOLIO ANALYSIS
October 31, 2017
Percent of
Net Assets
Retail	19.7%
Insurance	16.9%
Media	13.1%
Diversified Financial Services	9.5%
Software	7.3%
Commercial Services	6.4%
Telecommunications	3.5%
Auto Manufacturers	3.5%
Computers	3.5%
Chemicals	3.5%
Other/Cash and Equivalents	13.1%
Total	100.0%

Redwood AlphaFactor® Tactical Core Fund

PORTFOLIO REVIEW

October 31, 2017 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2017, compared to its benchmark:

Since Inception(a)
Class I	8.80%
Class N	8.80%
Redwood AlphaFactor® Tactical Focused Index (b)	9.42%
S&P 500 Total Return Index (c)	10.22%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.20% for Class I shares and 1.45% for Class N shares per the March 8, 2017 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 8, 2018 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.45% and 1.20% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical Core Fund commenced operations on March 9, 2017.

(b)	The Redwood AlphaFactor® Tactical Focused Index, the Fund advisor’s proprietary index, utilizes a quantitative factor-based investment methodology focused on the largest 3,000 U.S. common stocks based on market capitalization, with a tactical overlay that seeks to determine when equity exposure should be turned on or off. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $250,000 Investment

PORTFOLIO ANALYSIS
October 31, 2017
Percent of
Net Assets
Retail	19.7%
Insurance	16.9%
Media	13.2%
Diversified Financial Services	9.5%
Software	7.3%
Commercial Services	6.4%
Telecommunications	3.5%
Auto Manufacturers	3.5%
Computers	3.5%
Electronics	3.5%
Other/Cash and Equivalents	13.0%
Total	100.0%

Redwood Managed Volatility Fund

PORTFOLIO OF INVESTMENTS

October 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUND - 2.3%
	DEBT FUND - 2.3%
114,000	iShares iBoxx $ High Yield Corporate Bond ETF	$10,085,580
	TOTAL EXCHANGE TRADED FUND (Cost - $10,088,211)	10,085,580

	MUTUAL FUNDS - 68.8%
	DEBT FUNDS - 68.8%
471,037	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Shares	4,818,711
318,140	Credit Suisse Floating Rate High Income Fund - Class I	2,185,620
1,692,374	Dreyfus High Yield Fund - Institutional Shares	10,746,576
9,329,011	Eaton Vance Income Fund of Boston- Institutional Shares	54,201,551
748,267	Goldman Sachs High Yield Floating Rate Fund - Institutional Shares	7,273,155
3,019,381	Invesco High Yield Fund - Retail Shares	12,771,982
1,872,185	Janus High-Yield Fund - Institutional Shares	15,988,462
11,470,176	JPMorgan High Yield Fund - Institutional Shares *	85,911,615
1,449,073	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y	14,374,801
1,668,264	Lord Abbett Floating Rate Fund - Class I	15,348,027
13,231,598	MainStay High Yield Corporate Bond Fund - Institutional Shares	76,478,635
2,776,726	MFS High Income Fund - Institutional Shares	9,635,240
6,658	Salient Select Income Fund - Institutional Shares	155,203
	TOTAL MUTUAL FUNDS (Cost - $307,230,394)	309,889,578

	TOTAL INVESTMENTS - 71.1% (Cost - $317,318,605) (a)	$319,975,158
	CASH, OTHER ASSETS AND LIABILITIES - NET - 28.9%	130,267,897
	TOTAL NET ASSETS - 100.0%	$450,243,055

*	All or portion of this security is segregated as collateral for swaps.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $317,410,540 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,761,402
Unrealized depreciation:	(196,784)
Net unrealized appreciation:	$2,564,618

Unrealized
Appreciation
SCHEDULE OF SWAPS
LONG EQUITY SWAP CONTRACTS - 0.0%
Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on August 29, 2017 and is reset on a monthly basis. The swap has a termination date of August 30, 2018, unless earlier terminated. In addition, the Fund will receive the total return on the basket of mutual funds, including dividends and provide a fee to Barclays Bank, in the amount of LIBOR + 115 bps (Notional Amount $239,903,439)	$211,737
TOTAL LONG EQUITY SWAP CONTRACTS	$211,737

The following table represents the individual long postions and related values of equity securities held within the total return swap with Barclays Bank, these investments are not a direct holding of Redwood Managed Volatlity Fund:

Security	Shares	Value
BlackRock High Yield Municipal Fund Institutional Shares	2,011,256	$19,308,054
BlackRock High Yield Bond Portfolio Institutional Shares	10,083,113	79,152,433
Lord Abbett High Yield Municipal Bond Fund Class I	2,449,890	28,957,703
Nuveen High Yield Municipal Bond Fund Class I	5,582,240	96,461,099
Putnam High Yield Trust Fund Class Y	2,574,119	16,024,150
Total		$239,903,439

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund

PORTFOLIO OF INVESTMENTS

October 31, 2017

Shares		Fair Value
	MUTUAL FUNDS - 121.3%
	DEBT FUNDS - 121.3%
1,111,550	AB High Income Municipal Portfolio - Advisor Class *	$12,693,898
442	BlackRock High Yield Municipal Fund - Institutional Shares	4,230
1,037,716	MainStay High Yield Municipal Bond Fund - Class I *	12,784,667
1,498,233	Nuveen High Yield Municipal Bond Fund - Class I *	25,889,466
507,124	Prudential Muni High Income Fund - Class Z	5,187,876
	TOTAL MUTUAL FUNDS (Cost - $56,042,675)	56,560,137

	TOTAL INVESTMENTS -121.3% (Cost - $56,042,675) (a)	$56,560,137
	CASH, OTHER ASSETS AND LIABILITIES - NET - (21.3)%	(9,935,442)
	TOTAL NET ASSETS - 100.0%	$46,624,695

*	All or portion of this security is segregated as collateral for line of credit.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $56,042,675 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$524,004
Unrealized depreciation:	(6,542)
Net unrealized appreciation:	$517,462

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Core Equity Fund

PORTFOLIO OF INVESTMENTS

October 31, 2017

Shares		Fair Value
	COMMON STOCK - 100.6%
	AEROSPACE & DEFENSE - 3.3%
5,969	Lockheed Martin Corp.	$1,839,407

	AUTO MANUFACTURERS - 3.5%
45,864	General Motors Co.	1,971,235

	CHEMICALS - 3.5%
18,698	LyondellBasell Industries NV	1,935,804

	COMMERCIAL SERVICES - 6.4%
69,939	H&R Block, Inc.	1,730,291
11,848	S&P Global, Inc.	1,853,857
		3,584,148
	COMPUTERS - 3.5%
64,417	Genpact Ltd.	1,961,498

	DIVERSIFIED FINANCIAL SERVICES - 9.5%
12,471	Ameriprise Financial, Inc.	1,952,210
47,451	Legg Mason, Inc.	1,811,679
123,302	Navient Corp.	1,536,343
		5,300,232
	ELECTRONICS - 3.5%
61,898	Corning, Inc.	1,938,026

	INSURANCE - 16.9%
30,167	American International Group, Inc.	1,949,090
19,389	Assurant, Inc.	1,951,503
32,533	Axis Capital Holdings Ltd.	1,769,470
15,462	Erie Indemnity Co.	1,867,810
8,109	Everest Re Group Ltd.	1,925,482
		9,463,355
	LODGING - 3.4%
17,570	Wyndham Worldwide Corp.	1,877,354

	MEDIA - 13.2%
31,931	CBS Corp.	1,791,968
335,508	Sirius XM Holdings, Inc.	1,825,164
40,366	Thomson Reuters Corp.	1,890,743
18,789	Walt Disney Co.	1,837,752
		7,345,627
	OIL & GAS - 3.4%
24,074	Valero Energy Corp.	1,899,198

	RETAIL - 19.7%
3,112	AutoZone, Inc. *	1,834,524
58,129	Brinker International, Inc.	1,785,723
40,569	Kohl’s Corp.	1,694,161
11,820	McDonald’s Corp.	1,972,876
31,385	Target Corp.	1,852,970
25,159	Yum! Brands, Inc.	1,873,088
		11,013,342

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Core Equity Fund

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Shares		Fair Value
	SOFTWARE - 7.3%
46,921	Cadence Design Systems, Inc. *	$2,025,110
16,961	VMware, Inc. *	2,030,062
		4,055,172
	TELECOMMUNICATIONS - 3.5%
21,821	Motorola Solutions, Inc.	1,975,673

	TOTAL COMMON STOCK (Cost - $54,272,294)	56,160,071

	TOTAL INVESTMENTS -100.6% (Cost - $54,272,294) (a)	$56,160,071
	CASH, OTHER ASSETS AND LIABILITIES - NET - (0.6)%	(317,579)
	TOTAL NET ASSETS - 100.0%	$55,842,492

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,274,435 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,859,941
Unrealized depreciation:	(1,974,305)
Net unrealized appreciation:	$1,885,636

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical Core Fund

PORTFOLIO OF INVESTMENTS

October 31, 2017

Shares		Fair Value
	COMMON STOCK - 100.5%
	AEROSPACE & DEFENSE - 3.3%
6,633	Lockheed Martin Corp.	$2,044,025

	AUTO MANUFACTURERS - 3.5%
50,970	General Motors Co.	2,190,691

	CHEMICALS - 3.5%
20,779	LyondellBasell Industries NV	2,151,250

	COMMERCIAL SERVICES - 6.4%
77,725	H&R Block, Inc.	1,922,916
13,167	S&P Global, Inc.	2,060,240
		3,983,156
	COMPUTERS - 3.5%
71,588	Genpact Ltd.	2,179,855

	DIVERSIFIED FINANCIAL SERVICES - 9.5%
13,859	Ameriprise Financial, Inc.	2,169,488
52,733	Legg Mason, Inc.	2,013,346
137,028	Navient Corp.	1,707,369
		5,890,203
	ELECTRONICS - 3.5%
68,789	Corning, Inc.	2,153,784

	INSURANCE - 16.9%
33,526	American International Group, Inc.	2,166,115
21,547	Assurant, Inc.	2,168,706
36,155	Axis Capital Holdings Ltd.	1,966,470
17,183	Erie Indemnity Co.	2,075,706
9,012	Everest Re Group Ltd.	2,139,899
		10,516,896
	LODGING - 3.4%
19,525	Wyndham Worldwide Corp.	2,086,246

	MEDIA - 13.1%
35,485	CBS Corp.	1,991,418
372,857	Sirius XM Holdings, Inc.	2,028,342
44,864	Thomson Reuters Corp.	2,101,430
20,880	Walt Disney Co.	2,042,273
		8,163,463
	OIL & GAS - 3.4%
26,754	Valero Energy Corp.	2,110,623

	RETAIL - 19.7%
3,458	AutoZone, Inc. *	2,038,491
64,600	Brinker International, Inc.	1,984,512
45,085	Kohl’s Corp.	1,882,750
13,137	McDonald’s Corp.	2,192,697
34,878	Target Corp.	2,059,197
27,960	Yum! Brands, Inc.	2,081,622
		12,239,269

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical Core Fund

PORTFOLIO OF INVESTMENTS (Continued)

October 31, 2017

Shares		Fair Value
	SOFTWARE - 7.3%
52,145	Cadence Design Systems, Inc. *	$2,250,578
18,849	VMware ,Inc. *	2,256,037
		4,506,615
	TELECOMMUNICATIONS - 3.5%
24,251	Motorola Solutions, Inc.	2,195,685

	TOTAL COMMON STOCK (Cost - $60,327,805)	62,411,761

	TOTAL INVESTMENTS - 100.5% (Cost - $60,327,805) (a)	$62,411,761
	CASH, OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(339,478)
	TOTAL NET ASSETS - 100.0%	$62,072,283

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,328,362 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,170,174
Unrealized depreciation:	(2,086,775)
Net unrealized appreciation:	$2,083,399

The accompanying notes are an integral part of these financial statements.

Redwood Funds

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2017

	Redwood Managed		Redwood Managed		Redwood AlphaFactor®		Redwood AlphaFactor®
	Volatility Fund		Municipal Income Fund		Core Equity Fund		Tactical Core Fund
Assets:
Investment Securities:
At Cost	$317,318,605		$56,042,675		$54,272,294		$60,327,805
At Value	319,975,158		56,560,137		56,160,071		62,411,761
Cash	140,109,532		1,333,676		836,597		1,259,218
Unrealized Appreciation on Total Return Swap Contracts	211,737		—		—		—
Receivable for Fund Shares Sold	1,075,364		186,025		259,947		260,167
Dividends and Interest Receivable	2,293		676		1,959		2,109
Receivable from Related Parties	18,746		—		—		—
Prepaid Expenses and Other Assets	144,208		23,383		22,649		16,613
Total Assets	461,537,038		58,103,897		57,281,223		63,949,868

Liabilities:
Payable for Investments Purchased	10,088,213		—		248,582		600,931
Line of Credit	—		11,021,215		—		—
Distribution (12b-1) Fees Payable	5,891		—		—		31
Investment Advisory Fees Payable	511,227		24,028		21,954		46,602
Payable for Fund Shares Redeemed	688,652		383,593		1,135,459		1,205,335
Payable to Related Parties	—		3,438		3,502		3,671
Accrued Interest Payable	—		26,285		—		—
Accrued Expenses and Other Liabilities	—		20,643		29,234		21,015
Total Liabilities	11,293,983		11,479,202		1,438,731		1,877,585
Net Assets	$450,243,055		$46,624,695		$55,842,492		$62,072,283

Class I Net Assets	$75,574,862		$46,624,679		$55,842,476		$61,794,418
Shares of Beneficial Interest Outstanding	4,737,307		3,016,232		3,417,566		3,786,933
Net Asset Value (Net Assets/Shares Outstanding),
Offering and Redemption Price Per Share	$15.95	*	$15.46		$16.34		$16.32

Class N Net Assets	$24,472,684		$16		$16		$277,865
Shares of Beneficial Interest Outstanding	1,535,446		1		1		17,030
Net Asset Value (Net Assets/Shares Outstanding),
Offering and Redemption Price Per Share	$15.94	*	$15.72	***	$16.34	***	$16.32

Class Y Net Assets	$350,195,509
Shares of Beneficial Interest Outstanding	21,846,421
Net Asset Value (Net Assets/Shares Outstanding),
Offering and Redemption Price Per Share	$16.03	*

Net Assets Consist Of:
At October 31, 2017, Net Assets consisted of:
Paid-in-Capital	$440,241,133		$46,216,156		$53,251,183		$59,329,570
Accumulated Net Investment Income	18,079,801		52,460		266,529		188,399
Accumulated Net Realized Gain (Loss) from Security Transactions	(10,946,169)		(161,383)		437,003		470,358
Net Unrealized Gain from Security Transactions and Swaps	2,868,290		517,462		1,887,777		2,083,956
Net Assets	$450,243,055		$46,624,695		$55,842,492		$62,072,283

*	The Fund charges a 1.00% fee on shares redeemed less than 30 days after purchase.

***	NAV may not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds

STATEMENT OF OPERATIONS

For the Period Ended October 31, 2017

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood AlphaFactor®
	Volatility Fund	Municipal Income Fund*	Core Equity Fund*	Tactical Core Fund*
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $2,524, $2,657)	$14,779,855	$1,010,963	$416,738	$444,797
Interest Income	416,939	2,875	4,183	4,497
Total Investment Income	15,196,794	1,013,838	420,921	449,294

Expenses:
Investment Advisory Fees	4,565,758	146,279	108,783	209,776
Distribution (12b-1) Fees	68,774	—	—	31
Non 12b-1 Shareholder Servicing	221,714	15,692	15,942	16,192
Line of Credit	—	47,500	—	—
Administrative Fees	148,876	9,718	9,905	10,647
Transfer Agent Fees	125,815	6,661	6,661	7,661
Fund Accounting Fees	37,478	10,981	10,981	10,926
Legal fees	28,118	25,576	21,076	17,576
Custody Fees	15,493	3,192	3,192	3,192
Registration Fees	33,982	2,732	6,332	9,648
Chief Compliance Officer Fees	11,115	4,554	5,304	5,254
Audit Fees	14,850	17,600	17,100	17,100
Printing Expense	24,082	6,384	6,384	6,384
Trustees’ Fees	11,056	4,788	4,788	5,472
Insurance Expense	7,209	577	277	277
Miscellaneous Expenses	83	1,277	2,477	1,277
Total Expenses	5,314,403	303,511	219,202	321,413
Fees Recaptured (Reimbursed) by the Advisor	192,695	(45,756)	(43,905)	(39,609)
Net Expenses	5,507,098	257,755	175,297	281,804

Net Investment Income (Loss)	9,689,696	756,083	245,624	167,490

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Security Transactions:
Investments	10,259,732	(161,383)	437,003	470,358
Distibutions from underlying investment companies	2,631	—	—	—
Total Return Swap Contracts	12,435,757	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(9,964,861)	517,462	1,887,777	2,083,956
Total Return Swap Contracts	234,737	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	12,967,996	356,079	2,324,780	2,554,314

Net Increase in Net Assets Resulting From Operations	$22,657,692	$1,112,162	$2,570,404	$2,721,804

*	Funds commenced operations on March 9, 2017

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2017	October 31, 2016

Operations:
Net Investment Income	$9,689,696	$6,559,577
Net Realized Gain on Investments and Swaps	22,695,489	820,101
Distibutions from underlying investment companies	2,631	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	(9,730,124)	12,815,709
Net Increase in Net Assets Resulting From Operations	22,657,692	20,195,387

Distributions to Shareholders From:
Net Investment Income:
Class I	(2,219,427)	(821,391)
Class N	(998,314)	(404,080)
Class Y	(10,142,992)	(4,333,014)
Total Distributions to Shareholders	(13,360,733)	(5,558,485)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	53,683,615	26,972,900
Distributions Reinvested	1,922,673	786,998
Redemption Fee Proceeds	4,549	6,445
Cost of Shares Redeemed	(25,875,524)	(33,434,161)
Total From Capital Transactions: Class I	29,735,313	(5,667,818)

Class N Shares:
Proceeds from Shares Issued	13,559,437	11,548,788
Distributions Reinvested	889,047	355,456
Redemption Fee Proceeds	2,127	3,605
Cost of Shares Redeemed	(14,891,652)	(9,169,306)
Total From Capital Transactions: Class N	(441,041)	2,738,543

Class Y Shares:
Proceeds from Shares Issued	212,836,145	103,249,301
Distributions Reinvested	8,632,584	3,619,668
Redemption Fee Proceeds	21,222	33,699
Cost of Shares Redeemed	(86,670,307)	(117,472,281)
Total From Capital Transactions: Class Y	134,819,644	(10,569,613)

Total Increase in Net Assets	173,410,875	1,138,014

Nets Assets:
Beginning of Period	276,832,180	275,694,166
End of Period	$450,243,055	$276,832,180

Accumulated Net Investment Income at End of Period	$18,079,801	$9,101,541

SHARE ACTIVITY
Class I:
Shares Sold	3,431,327	1,808,727
Shares Reinvested	126,126	53,012
Shares Redeemed	(1,653,918)	(2,325,785)
Net increase / (decrease) in shares of beneficial interest outstanding	1,903,534	(464,046)
Class N:
Shares Sold	872,031	777,377
Shares Reinvested	58,513	23,917
Shares Redeemed	(945,510)	(629,857)
Net increase / (decrease) in shares of beneficial interest outstanding	(14,966)	171,437
Class Y:
Shares Sold	13,574,254	6,951,314
Shares Reinvested	562,824	243,399
Shares Redeemed	(5,516,930)	(8,115,983)
Net increase / (decrease) in shares of beneficial interest outstanding	8,620,148	(921,270)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2017*

Operations:
Net Investment Income	$756,083
Net Realized Loss on Investments	(161,383)
Net Change in Unrealized Appreciation on Investments	517,462
Net Increase in Net Assets Resulting From Operations	1,112,162

Distributions to Shareholders From:
Net Investment Income:
Class I	(724,026)
Total Distributions to Shareholders	(724,026)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	54,314,387
Distributions Reinvested	723,960
Cost of Shares Redeemed	(8,801,803)
Total From Capital Transactions: Class I	46,236,544

Class N Shares:
Proceeds from Shares Issued	15
Total From Capital Transactions: Class N	15

Total Increase in Net Assets	46,624,695

Nets Assets:
Beginning of Period	—
End of Period	$46,624,695

Accumulated Net Investment Income at End of Period	$52,460

SHARE ACTIVITY
Class I:
Shares Sold	3,543,545
Shares Reinvested	46,748
Shares Redeemed	(574,061)
Net increase in shares of beneficial interest outstanding	3,016,232
Class N:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

*	Fund commenced operations on March 9, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Core Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2017*

Operations:
Net Investment Income	$245,624
Net Realized Gain on Investments	437,003
Net Change in Unrealized Appreciation on Investments	1,887,777
Net Increase in Net Assets Resulting From Operations	2,570,404

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	57,027,797
Cost of Shares Redeemed	(3,755,724)
Total From Capital Transactions: Class I	53,272,073

Class N Shares:
Proceeds from Shares Issued	15
Total From Capital Transactions: Class N	15

Total Increase in Net Assets	55,842,492

Nets Assets:
Beginning of Period	—
End of Period	$55,842,492

Accumulated Net Investment Income at End of Period	$266,529

SHARE ACTIVITY
Class I:
Shares Sold	3,651,945
Shares Redeemed	(234,378)
Net increase in shares of beneficial interest outstanding	3,417,566
Class N:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

*	Fund commenced operations on March 9, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical Core Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2017*

Operations:
Net Investment Income	$167,490
Net Realized Gain on Investments	470,358
Net Change in Unrealized Appreciation on Investments	2,083,956
Net Increase in Net Assets Resulting From Operations	2,721,804

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	63,553,094
Cost of Shares Redeemed	(4,478,930)
Total From Capital Transactions: Class I	59,074,164

Class N Shares:
Proceeds from Shares Issued	276,315
Total From Capital Transactions: Class N	276,315

Total Increase in Net Assets	62,072,283

Nets Assets:
Beginning of Period	—
End of Period	$62,072,283

Accumulated Net Investment Income at End of Period	$188,399

SHARE ACTIVITY
Class I:
Shares Sold	4,066,484
Shares Reinvested	—
Shares Redeemed	(279,552)
Net increase in shares of beneficial interest outstanding	3,786,933
Class N:
Shares Sold	17,030
Net increase in shares of beneficial interest outstanding	17,030

*	Fund commenced operations on March 9, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund

STATEMENT OF CASH FLOWS

For the Period Ended October 31, 2017*

Cash flows from operating activities:
Net Increase in net assets resulting from operations	$1,112,162
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(64,756,888)
Sales of investments	8,552,830
Net realized loss from investments, net of capital gain distributions	161,383
Net change in unrealized appreciation on investments	(517,462)

Changes in assets and liabilities
(Increase)/Decrease in assets:
Dividends and Interest Receivable	(676)
Prepaid Expenses and Other Assets	(23,383)
Increase/(Decrease) in liabilities:
Investment Advisory Fees Payable	24,028
Payable to Related Parties	3,438
Accrued Interest Payable	26,285
Other Accrued Expenses	20,643
Net cash used in operating activities	(55,397,640)

Cash flows from financing activities:
Proceeds from shares issued (Net, receivable fund shares sold)	54,128,377
Payments on shares redeemed (Net, payable fund shares redeemed)	(8,418,210)
Cash distributions paid, net reinvestment	(66)
Borrowing, Line of Credit	11,021,215
Net cash provided by financing activities	56,731,316

Net increase in cash	1,333,676
Cash at beginning of period	—
Cash at end of period	$1,333,676

Supplemental disclosure of non-cash activity:
Non cash financing activities not included herein consists of reinvestment of dividends	$723,960

*	Fund commenced operations on March 9, 2017.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 *

Net Asset Value, Beginning of Period	$15.66	$14.60	$15.28	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.43	0.40	0.13	0.22
Net Gain (Loss) from Investments (Both Realized and Unrealized)	0.51	1.00	(0.65)	0.35
Total From Operations	0.94	1.40	(0.52)	0.57
Less Distributions:
From Net Investment Income	(0.65)	(0.34)	(0.16)	(0.29)
Total Distributions	(0.65)	(0.34)	(0.16)	(0.29)
Paid-in-Capital from Redemption Fees (f)	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$15.95	$15.66	$14.60	$15.28
Total Return (b)	6.24%	9.72%	(3.39)%	3.83	% (d)
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$75,575	$44,383	$48,132	$31,129
Ratio of Expenses to Average Net Assets (e)	1.43%	1.52%	1.73%	1.79	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(g)	2.72%	2.71%	0.88%	2.58	% (c)
Portfolio Turnover Rate	110%	111%	519%	358	% (d)

	Class N
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	October 31, 2017	October 31, 2016	October 31, 2015	October 31, 2014 *

Net Asset Value, Beginning of Period	$15.65	$14.58	$15.28	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.38	0.36	0.10	0.23
Net Gain (Loss) from Investments (Both Realized and Unrealized)	0.52	1.01	(0.66)	0.33
Total From Operations	0.90	1.37	(0.56)	0.56
Less Distributions:
From Net Investment Income	(0.61)	(0.30)	(0.14)	(0.28)
Total Distributions	(0.61)	(0.30)	(0.14)	(0.28)
Paid-in-Capital from Redemption Fees (f)	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$15.94	$15.65	$14.58	$15.28
Total Return (b)	5.99%	9.51%	(3.69)%	3.71	% (d)
Ratios/Supplemental Data
Net Assets, End of Period (000s)	$24,473	$24,263	$20,107	$14,863
Ratio of Expenses to Average Net Assets (e)	1.68%	1.77%	1.99%	2.04	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(g)	2.42%	2.46%	0.68%	2.33	% (c)
Portfolio Turnover Rate	110%	111%	519%	358	% (d)

*	Class I and Class N commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Amount is less than 0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class Y
	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	October 31, 2017		October 31, 2016		October 31, 2015		October 31, 2014 *

Net Asset Value, Beginning of Period	$15.74		$14.66		$15.32		$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.43		0.40		0.17		0.39
Net Gain (Loss) from Investments (Both Realized and Unrealized)	0.51		1.02		(0.66)		0.22
Total From Operations	0.94		1.42		(0.49)		0.61
Less Distributions:
From Net Investment Income	(0.65)		(0.34)		(0.17)		(0.29)
Total Distributions	(0.65)		(0.34)		(0.17)		(0.29)
Paid-in-Capital from Redemption Fees (h)	0.00		0.00		0.00		0.00
Net Asset Value, End of Period	$16.03		$15.74		$14.66		$15.32
Total Return (b)	6.20%		9.82%		(3.25)%		4.10	% (d)
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$350,196		$208,186		$207,455		$219,812
Ratio of gross expenses to average net assets (e)	1.43%		1.52	% (f)	1.72	% (f)	1.79	% (c)(f)
Ratio of net expenses to average net assets (e)	1.50	% (g)	1.50%		1.50%		1.50	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(i)	2.72%		2.69%		1.15%		2.87	% (c)
Portfolio Turnover Rate	110%		111%		519%		358	% (d)

*	Class Y commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses tot returns would have been higher. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(h)	Amount is less than 0.005 per share.

(i)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I		Class N
	For the Period Ended		For the Period Ended
	October 31, 2017 *		October 31, 2017 *

Net Asset Value, Beginning of Period	$15.00		$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.37		—
Net Gain from Investments (Both Realized and Unrealized)	0.37		0.72
Total From Operations	0.74		0.72
Less Distributions:
From Net Investment Income	(0.28)		—
Total Distributions	(0.28)		—
Net Asset Value, End of Period	$15.46		$15.72
Total Return (b,d)	4.93	% (h)	4.80%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$46,625		$16 (g)
Ratio of Gross Expenses to Average Net Assets including interest expense (c,e)	1.44%		1.69%
Ratio of Net Expenses to Average Net Assets including interest expense (c,e)	1.23%		1.48%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c,e)	1.22%		1.47%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c,e)	1.00%		1.25%
Ratio of Net Investment Income to Average Net Assets (c,e,f)	3.77%		0.00%
Portfolio Turnover Rate (d)	24%		24%

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Core Equity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class N
	For the Period Ended	For the Period Ended
	October 31, 2017 *	October 31, 2017 *

Net Asset Value, Beginning of Period	$15.00	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.11	—
Net Gain from Investments (Both Realized and Unrealized)	1.23	1.34
Total From Operations	1.34	1.34
Net Asset Value, End of Period	$16.34	$16.34
Total Return (b,d)	8.93%	8.93%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$55,842	$16 (g)
Ratio of Expenses to Average Net Assets (c,e)	1.00%	1.25%
Ratio of Net Expenses to Average Net Assets (c,e)	0.80%	1.05%
Ratio of Net Investment Income to Average Net Assets (c,e,f)	1.12%	0.00%
Portfolio Turnover Rate (d)	8%	8%

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Amount is actual; not presented in thousands

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical Core Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I	Class N
	For the Period Ended	For the Period Ended
	October 31, 2017 *	October 31, 2017 *

Net Asset Value, Beginning of Period	$15.00	$15.00
Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.07	(0.14)
Net Gain from Investments (Both Realized and Unrealized)	1.25	1.46
Total From Operations	1.32	1.32
Net Asset Value, End of Period	$16.32	$16.32
Total Return (b,d)	8.80%	8.80%
Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$61,794	$278
Ratio of Expenses to Average Net Assets (c,e)	1.37%	1.62%
Ratio of Net Expenses to Average Net Assets (c,e)	1.20%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (c,e,f)	0.71%	(1.33)%
Portfolio Turnover Rate (d)	8%	8%

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2017

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Core Equity Fund (the “Core Equity Fund”), Redwood AlphaFactor® Tactical Core Fund (the “Tactical Core Fund”), and collectively (the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund, Core Equity Fund, and Tactical Core Fund commenced operations on March 9, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund seeks to generate tax-efficient income, while focusing on managing downside risk. The Core Equity Fund seeks to generate long-term total return. The Tactical Core Fund seeks to generate long-term total return with capital preservation as a secondary objective.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Core Equity Fund, and Tactical Core Fund each offer Class I and Class N shares. All classes are sold at NAV and the shares of the Managed Volatility Fund are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Funds and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,085,580	$—	$—	$10,085,580
Mutual Funds	309,889,578	—	—	309,889,578
Derivatives
Swaps *	—	211,737	—	211,737
Total Assets	$319,975,158	$211,737	$—	$320,186,895

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$56,560,137	—	—	$56,560,137
Total Assets	$56,560,137	$—	$—	$56,560,137

Redwood AlphaFactor® Core Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$56,160,071	—	—	$56,160,071
Total Assets	$56,160,071	$—	$—	$56,160,071

Redwood AlphaFactor® Tactical Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$62,411,761	—	—	$62,411,761
Total Assets	$62,411,761	$—	$—	$62,411,761

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Levels during the year. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Appreciation of swap contracts is reported in the above table.

Swap Agreements – The Managed Volatility Fund may enter into various swap transactions for investment purposes or to manage interest rate, currency, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The Managed Volatility Fund’s obligations are accrued daily and offset by any amounts owed to the Managed Volatility Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

The Managed Volatility Fund maintains a control account with the value of the collateral to be not less than 25% of an Equity Notional Amount (notional being value of swap +/- amount owed to Barclays Bank for that month). As of October 31, 2017 the notional value of the swap was $239,903,439. The maximum risk of loss is the cash flows to be received from the counterparty until next valuation date (not the contract’s remaining life), which is monthly. The average notional value of the basket swaps that the Managed Volatility Fund invested in during the period ended October 31, 2017 was $204,720,439.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Managed Volatility Fund’s Statement of Assets and Liabilities as of October 31, 2017:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swap Contracts	Unrealized Appreciation on Total Return Swap Contracts

The following table sets forth the fair value of the Managed Volatility Fund’s derivative contracts by primary risk exposure as of October 31, 2017:

Managed Volatility Fund
Assets Derivatives Investment Value
Derivative Investment Type	Equity Risk
Total Return Swap Contracts	$211,737

The following is a summary of the location of derivative investments on the Managed Volatility Fund’s Statement of Operations for the period ended October 31, 2017:

Derivative Investment Type	Location of Gain/Loss on Derivative
Total Return Swap Contracts	Net realized gain (loss) on Total Return Swap Contracts
Net change in unrealized appreciation (depreciation) on Total Return Swap Contracts

The following is a summary of the Managed Volatility Fund’s realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended October 31, 2017:

Managed Volatility Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Year Ended
Derivative Investment Type	Equity Risk	October 31, 2017
Total Return Swap Contracts	$12,435,737	$12,435,737

Changes in unrealized appreciation/(depreciation)on derivatives recognized in the Statement of Operations
		Total for the
		Year Ended
Derivative Investment Type	Equity Risk	October 31, 2017
Total Return Swap Contracts	$234,737	$234,737

The notional value of the derivative instruments outstanding as of October 31, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Managed Volatility Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

Offsetting of Financial Assets and Derivative Assets – The following tables present the Managed Volatility Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2017.

Managed Volatility Fund
Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Assets Presented in
	Recognized Assets	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	(Liabilities) (1)	Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Total Return Swap Contracts	$211,737	$—	$—	$—	$—	$211,737
Total	$211,737	$—	$—	$—	$—	$211,737

(1)	Swap contracts at value as presented in the Portfolio of Investments.

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Please refer to each fund’s Prospectus and Statement of Additional Information for a full listing of risks associated with the funds’ investments.

Equity Risk – The Core Equity Fund and the Tactical Core Fund are subject to equity risk. The market value of equities, such as common stocks or equity related investments, such as futures and options, may decline due to general market conditions, such as political or macroeconomic factors. Additionally, equities may decline in value due to specific factors affecting a related industry or industries. Equity securities are susceptible volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Each equity security and equity related investments generally have greater market price volatility than fixed income securities.

Investment Companies and Exchange Traded Funds (“ETFs”) Risk – The Managed Volatility Fund and Municipal Income Fund other investment companies, including ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall securities market risk may affect the value of individual instruments in which a Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly for Managed Volatility Fund and Municipal Income Fund. Core Equity Fund and Tactical Core Fund make distributions annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2014 to October 31, 2016 for the Managed Volatility Fund, or expected to be taken in the Funds’ October 31, 2017 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed since inception.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended October 31, 2017 amounted to the following:

Fund	Purchases	Sales
Managed Volatility Fund	$382,759,177	$279,980,365
Municipal Income Fund	64,756,888	8,552,830
Core Equity Fund	56,899,884	3,064,593
Tactical Core Fund	63,127,342	3,269,895

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACATIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Core Equity Fund	0.50%
Tactical Core Fund	0.90%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2018 for Managed Volatility Fund, and March 8, 2018 for Municipal Income Fund, Core Equity Fund, and Tactical Core Fund to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No recoupment amount will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that a recoupment is in the best interest of the applicable Fund and its shareholders. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.74%	1.99%	1.50%
Municipal Income Fund	1.00%	1.25%
Core Equity Fund	0.80%	1.05%
Tactical Core Fund	1.20%	1.45%

For the period ended October 31, 2017, the Advisor recaptured $192,695 of previously waived fees for Class Y of the Managed Volatility Fund. As of October 31, 2017, $123,908 of fees in the Managed Volatility Fund available for recapture have expired. During the period ended October 31, 2017, the Advisor reimbursed $45,756, $43,905, and $39,609 to the Municipal Income Fund, Core Equity Fund, and Tactical Core Fund, respectively. Cumulative expenses subject to recapture will expire on October 31 of the following years:

		Managed
	Managed	Municipal Income	AlphaFactor®	AlphaFactor®
Year	Volatility Fund	Fund	Core Equity Fund	Tactical Core Fund
2018	$508,041	$—	$—	$—
2019	32,501	—	—	—
2020	—	45,756	43,905	39,609

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the period ended October 31, 2017, Class N paid $68,774, $0, $0, $31 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Core Equity Fund, and Tactical Core Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	LINE OF CREDIT

The Municipal Income Fund has a secured a bank line of credit through BNP Paribas (“the Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings. Under the terms of the agreement, the Fund pays an interest rate of the 3 month LIBOR plus 125 basis points. During the period ended October 31, 2017, the Fund incurred $47,500 of interest expense related to the borrowings. Average interest rate during the period ended October 31, 2017 was 3.00%. The Line of Credit was utilized for 56 days during the period, while the largest outstanding borrowing during the period ended October 31, 2017 was $11,021,215. As of October 31, 2017, the Fund had $11,021,215 of outstanding borrowings. Total market value of securities segregated for collateral totaled $22,455,519 as of October 31, 2017.

6.	REDEMPTION FEES

The Managed Volatility Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the period ended October 31, 2017, the Managed Volatility Fund assessed $4,549 on Class I shares, $2,127 on Class N shares, and $21,222 on Class Y shares in redemption fees.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

7.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	For the period ended October 31, 2017:
	Ordinary	Long-Term	Tax-Exempt
Portfolio	Income	Capital Gains	Income	Total
Redwood Managed Volatility Fund	$13,360,733	$—	$—	$13,360,733
Redwood Managed Municipal Income Fund	15,639	—	708,387	724,026
Redwood AlphaFactor® Core Equity Fund	—	—	—	—
Redwood AlphaFactor® Tactical Core Equity Fund	—	—	—	—

	For the period ended October 31, 2016:
	Ordinary	Long-Term	Exempt
Portfolio	Income	Capital Gains	Income	Total
Redwood Managed Volatility Fund	$5,558,485	$—	$—	$5,558,485

As of October 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$—	$18,291,539	$—	$—	$(10,854,234)	$—	$2,564,618	$10,001,923
Redwood Managed Municipal Income Fund	51,327	1,133	—	—	(161,383)	—	517,462	408,539
Redwood AlphaFactor® Core Equity Fund		705,673	—	—	—	—	1,885,636	2,591,309
Redwood AlphaFactor® Tactical Core Equity Fund		659,314	—	—	—	—	2,083,399	2,742,713

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the mark to market treatment of swaps and tax deferral of losses on wash sales.

At October 31, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Redwood Managed Volatility Fund	$10,447,224	$407,010	$10,854,234
Redwood Managed Municipal Income Fund	161,383	—	161,383
Redwood AlphaFactor® Core Equity Fund	—	—	—
Redwood AlphaFactor® Tactical Core Equity Fund	—	—	—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and swaps, resulted in reclassifications for the period ended October 31, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
Redwood Managed Volatility Fund	$—	$12,649,298	$(12,649,298)
Redwood Managed Municipal Income Fund	(20,403)	20,403	—
Redwood AlphaFactor® Core Equity Fund	(20,905)	20,905	—
Redwood AlphaFactor® Tactical Core Equity Fund	(20,909)	20,909	—

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Managed Volatility Fund and the Municipal Income Fund invest in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Municipal Income Fund may be directly affected by the performance of the Nuveen High Yield Municipal Bond Fund – Class I, MainStay High Yield Municipal Bond Fund – Class I and the AB High Income Municipal Portfolio – Advisor Class. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Managed Municipal Fund’s financial statements. As of October 31, 2017, the percentage of the net assets invested in the Nuveen High Yield Municipal Bond Fund – Class I was 55.5%, the MainStay High Yield Municipal Bond Fund – Class I was 27.4% and the AB High Income Municipal Portfolio – Advisor Class was 27.2%

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2017, TD Ameritrade held approximately 27.4%, 52.7%, 30.9% and 31.9% of the voting securities of the Managed Volatility Fund, Municipal Income Fund, Core Equity Fund and the Tactical Core Fund, respectively. As of October 31, 2017, Charles Schwab held approximately 41.0%, 66.0% and 60.9% of the voting securities of the Municipal Income Fund, Core Equity Fund and the Tactical Core Fund, respectively.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Grant Thornton LLP 757 Third Ave., 9th Floor New York, NY 10017 T 212.599.0100 F 212.370.4520 www.GrantThornton.com

Board of Trustees of Two Roads Shared Trust
and Shareholders of Redwood Managed Volatility Fund
Redwood Managed Municipal Income Fund
Redwood AlphaFactor® Core Equity Fund
Redwood AlphaFactor® Tactical Core Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Core Equity Fund and Redwood AlphaFactor® Tactical Core Fund (four of the funds in the Two Roads Shared Trust) (collectively, the “Funds”) as of October 31, 2017, and the related statement of operations for the year then ended of Redwood Managed Volatility Fund and for the period March 9, 2017 (commencement of operations) through October 31, 2017 of Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Core Equity Fund and Redwood AlphaFactor® Tactical Core Fund, and statements of changes in net assets and financial highlights for the years ended October 31, 2017 and 2016 of Redwood Managed Volatility Fund and for the period March 9, 2017 (commencement of operations) through October 31, 2017 of Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Core Equity Fund and Redwood AlphaFactor® Tactical Core Fund, and the statement of cash flows for the period March 9, 2017 (commencement of operations) through October 31, 2017 of Redwood Managed Municipal Income Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the year ended October 31, 2015 and for the period December 19, 2013 (date of commencement of operations) through October 31, 2014 of Redwood Managed Volatility Fund were audited by other auditors whose report thereon dated December 29, 2015 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Core Equity Fund and Redwood AlphaFactor® Tactical Core Fund as of October 31, 2017, and the results of operations of Redwood Managed Volatility Fund for the year then ended, and the changes in its net assets and its financial highlights for the years ended October 31, 2017 and 2016, and the results of operations of Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Core Equity Fund and Redwood AlphaFactor® Tactical Core Fund, the changes in their net assets, their financial highlights, and Redwood Managed Municipal Income Fund’s cash flows for the period March 9, 2017 (commencement of operations) through October 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

New York, New York

December 29, 2017

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2017

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning May 1, 2017 and held through October 31, 2017.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	5/1/17	10/31/17	Period*	10/31/17	Period*
Redwood Managed Volatility Fund	1.43%	$1,000.00	$1,032.20	$7.34	$1,017.99	$7.28
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$1,031.90	$1.45	$1,020.16	$5.09
Redwood AlphaFactor® Core Equity Fund	0.80%	$1,000.00	$1,061.70	$1.17	$1,021.17	$4.08
Redwood AlphaFactor® Tactical Core Fund	1.20%	$1,000.00	$1,061.10	$1.76	$1,019.16	$6.11

Class N
Redwood Managed Volatility Fund	1.68%	$1,000.00	$1,031.00	$8.61	$1,016.73	$8.55
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$1,032.20	$1.81	$1,018.90	$6.36
Redwood AlphaFactor® Core Equity Fund	1.05%	$1,000.00	$1,061.70	$1.54	$1,019.91	$5.35
Redwood AlphaFactor® Tactical Core Fund	1.45%	$1,000.00	$1,061.10	$2.13	$1,017.90	$7.38

Class Y
Redwood Managed Volatility Fund	1.47%	$1,000.00	$1,032.00	$7.55	$1,017.78	$7.49

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended October 31, 2017 (184) divided by the number of days in the fiscal year (365).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2017

Approval of Advisory Agreement – Redwood Funds

At a meeting held on January 20, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Advisor”) and the Trust, on behalf of Redwood AlphaFactor® Core Equity Fund, Redwood AlphaFactor® Tactical Core Fund and Redwood Managed Municipal Income Fund (each a “Fund”), and collectively, the “Redwood Funds”), each a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) nature, extent, and quality of services to be provided to the Redwood Funds by Redwood; (ii) a description of the Advisor’s investment management personnel; (iii) an overview of the Advisor’s operations and financial condition; (iv) a description of the Advisor’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Redwood Funds’ advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Advisor’s fund-related operations; (vii) the Advisor’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) independent reports prepared by Morningstar analyzing the proposed fees and expenses of the Redwood Funds as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Agreement with the Trust with respect to each of the Redwood Funds, including the Agreement, a description of the manner in which investment decisions are made and executed, Redwood’s Form ADV, a description of the financial condition of Redwood, an overview of the personnel that service the Redwood Funds and their respective responsibilities, Redwood’s compliance policies and procedures, including a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), a written risk assessment of Redwood’s compliance program and information about Redwood’s investment strategies and risk management processes.

In reaching its conclusions, the Board considered the experience and qualifications of Redwood’s management team, including the adherence of Redwood to its compliance policies and procedures, and expansion of the firm and quality of staff. The Board considered that Redwood continued to gain experience in the management of registered investment company portfolios and had demonstrated a commitment to the expansion of its registered fund offerings. The Board considered that the investment strategies proposed to be used in the Redwood Funds employ quantitative and tactical investment strategies and require a significant level of sophistication to execute. The Board also considered the operation of Redwood’s compliance program and Redwood’s actions in ensuring the performance of its staff in the event of underperformance or noncompliance with firm policies and procedures. The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to each of the Funds and that the nature, overall quality and extent of the management services to be provided by Redwood to the Redwood Funds were satisfactory.

Performance. The Board considered the back tested hypothetical performance results of the Redwood AlphaFactor® Focused Index and Redwood AlphaFactor® Tactical Focused Index, each with a similar mandate and investment objective to the Redwood AlphaFactor® Core Equity Fund and AlphaFactor® Tactical Core Equity Fund,

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

respectively. The Board also considered the hypothetical performance results of Redwood’s Tactical Tax-Aware Strategy, which has a mandate and investment objective similar to that of the Redwood Managed Municipal Fund.

The Board considered that the returns of each index are not actual performance returns, are not attributable to a comparable account and are hypothetical backtested results of indices that include tactical discretionary investment authority. The Board noted that based on Redwood’s presentation, Redwood’s performance with respect to its other mutual funds in the Trust, and although no guarantee of actual performance the represented hypothetical returns, that Redwood was expected to obtain an acceptable level of investment returns to the Redwood Funds’ shareholders.

Fees and Expenses. As to the costs of the services to be provided by Redwood, the Board considered a comparison, compiled by Morningstar, of each Redwood Fund’s proposed advisory fee and estimated overall expenses with those of certain peer funds with similar investment objectives and strategies (each a “Peer Group”) and with those of other funds in the respective Morningstar category for each Fund as selected by Morningstar.

With respect to the Redwood AlphaFactor® Core Equity Fund, the Board considered that Redwood proposed to charge an advisory fee of 0.50% of the Fund’s average net assets. The Board noted that the proposed fee was slightly above the Peer Group advisory fee median and was below the Fund’s expected Morningstar Category median (Large Blend Category). The Board took into account differences in the Fund’s investment strategy, as compared to those of certain other funds in the Peer Group.

With respect to the Redwood AlphaFactor® Tactical Core Fund, the Board considered that that Redwood proposed to charge an advisory fee of 0.90% of the Fund’s average net assets. The Board noted that the proposed advisory fee was equal to that of its Peer Group median and higher than the Fund’s expected Morningstar Category median (Tactical Allocation Category). The Board took into account differences in the Fund’s investment strategy as compared to those of certain constituents of certain funds in the Peer Group and in the Morningstar category.

With respect to the Redwood Managed Municipal Income Fund, the Board considered that Redwood proposed to charge an advisory fee of 0.70% of the Fund’s average net assets. Among other data, the Board noted that the proposed advisory fee was below the Peer Group advisory fee median and above the median of the Fund’s Morningstar Category as selected by Morningstar. The Board considered the difference in the investment strategy of the Redwood Managed Municipal Income Fund as compared to that of the other funds in its Peer Group and the Morningstar category, taking into account that the Fund was unique in that no other municipal bond funds were reported to currently operate with a fund of funds structure. The Board also considered that an investment strategy consisting of a tactical approach to municipal bond investing and inclusive of derivative usage was more sophisticated than a straightforward municipal bond investment strategy.

The Board also considered that the estimated total operating expense ratios of 0.80%, 1.20% and 1.00% for the Class I shares of each of the Redwood AlphaFactor® Core Equity Fund, AlphaFactor® Tactical Core Equity Fund and Redwood Managed Municipal Income Fund were above the medium but within the range of each Fund’s respective Peer Group. Mr. Malinowski noted that Redwood Investment Management, LLC, on behalf of the Redwood AlphaFactor® Core Equity Fund, AlphaFactor® Tactical Core Equity Fund and Redwood Managed Municipal Income Fund, intended to enter into a new contractual expense limitation agreement for the Funds.

The Board concluded that the proposed contractual advisory fee to be paid to Redwood and the proposed expense limitations were fair and reasonable in light of these factors.

Profitability. The Board considered Redwood’s anticipated profitability with respect to each of the Redwood Funds and whether such profits, if any, would be reasonable in light of the services proposed to be provided to each of the Redwood Funds. The Board considered an estimated profitability analysis prepared by Redwood and concluded that, based on the Redwood Funds’ expected initial asset levels and the estimated costs of advising each of the Redwood Funds, Redwood’s profits were expected to be negligible, and therefore Redwood’s

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

anticipated level of profitability from its relationship with each of the Redwood Funds would not be excessive during each Redwood Fund’s initial term.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its providing advisory service to each of the Redwood Funds. The Board considered the profitability analysis included in the Board Materials, and considered that although each Redwood Funds’ current advisory fee does not include breakpoints at this time, the Fund’s future shareholders should benefit from the Fund’s growth. The Board considered the estimated profitability analysis included in the Board Materials, and considered that at current and projected asset levels for the initial term of the Advisory Agreement, economies of scale was not a relevant consideration, and would consider whether economies of scale exist in the future once the Fund has been in operation. The Board concluded that, based on the services to be provided and the projected growth of each of the Redwood Funds, the advisory structure was reasonable and Redwood’s anticipated profits from its relationship with the each of Redwood Funds was not excessive.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Redwood Funds. The Board considered that Redwood believes expanding its offering of mutual funds will increase Redwood’s ability to cross-sell its funds. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Redwood Funds.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the proposed Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Agreement for an initial two-year term was in the best interests of each of the Redwood Funds and their respective shareholders. In considering the proposed Agreement with respect to each Redwood Fund, the Board did not identify any one factor as all important and each Trustee may have placed different weight on different factors.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

Approval of Advisory Agreement – Redwood Managed Volatility Fund

At a meeting held on June 22, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, including all of those trustees who are not “interested persons” of the Trust (as such term is defined in the 1940 Act), considered the approval of an investment advisory agreement (the “Agreement”) between Redwood Investment Management, LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met, in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

The evaluation process with respect to the Adviser is an ongoing one. In evaluating the Agreement, the Board also took into account the Board’s knowledge, resulting from their meetings and other interactions throughout the year and past years, of Redwood, its services and the Fund.

In its consideration of the Agreement, the Board did not identify any single factor as controlling. Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreement with the Trust, including the Advisory Agreement, a description of the firm, its history and the manner in which investment decisions are made and executed, copies of Redwood’s compliance policies and procedures, a review of the financial condition of Redwood, an overview of the personnel who perform services for the Fund, including any changes in key personnel, a representation from Redwood that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940, as amended, from engaging in conduct prohibited by Rule 17j-1(b), a written risk assessment, and reports regarding the fees, expenses and performance records of the Fund as compared to other comparable mutual funds.

The Board considered that Redwood was appropriately staffed with qualified personnel and has expanded its staff. With respect to portfolio management, the Board considered that Redwood continues to employ quantitative and tactical investment strategies in the Fund that require a level of sophistication to execute and that there have been no significant changes in Redwood’s investment strategies other than the expansion to manage additional strategies and accounts. The Board also considered that Redwood has considered the growth of its organization and has scaled the firm’s information security and business continuity functions appropriately. The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by Redwood to the Fund were satisfactory and reliable.

Performance. The Board considered the performance of the Fund. The Board considered the Fund’s performance, including for the one-year and three-year period ended April 30, 2017 as compared to the Fund’s benchmark index (BofA Merrill Lynch US Treasuries 3-5 Year Index) and against a group of peer funds (the “Peer Group”) provided

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

by Morningstar, an independent third-party data provider. The Board considered that the Fund outperformed the median of the Peer Group, the Fund’s Morningstar category (Nontraditional Bond) and the Fund’s primary benchmark for the one-year period and was at the median of the Peer Group and outperformed the median of its Morningstar category and benchmark for the three-year period. The Board noted the Fund’s improved performance over time. The Board concluded that the Fund’s performance was satisfactory and that Redwood was meeting its investment objectives.

Fees and Expenses. As to the costs of the services provided by Redwood to the Fund, the Board considered a comparison of the Fund’s advisory fee and overall expenses to those of the funds in the Peer Group. The Board noted that the Fund’s advisory fee of 1.25% and total net expenses were above the Peer Group median. The Board noted that the advisory fee was not significantly higher than the Peer Group median and not the highest in the Morningstar category. The Board took into account Redwood’s discussion of the Funds’ expenses. The Board noted the past fee reduction from 1.50% to 1.25% in 2015. The Board also considered the Fund’s expense ratio, noting that Redwood has agreed to limit net annual operating expenses to 1.74%, 1.99% and 1.50% of average daily net assets (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) attributable to Class I, Class N and Class Y shares, respectively. The Board concluded that based on the information provided, the advisory fee of the Fund was reasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits are reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by Redwood based on the average net assets of the Fund as of December 31, 2016, and discussed with Redwood its costs of managing the Fund and the allocation of time to the Fund as compared to Redwood’s other activities. The Board found that Redwood’s overall profits both in terms of dollar amount and as a percentage of Redwood’s advisory fee were not excessive given the direct and indirect costs of operating the Fund and that Redwood continued to reimburse operating expenses of the Fund. The Board concluded that Redwood’s level of profitability from its relationship with the Fund was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of the Fund. The Board considered the profitability analysis included in the materials provided to the Board, and noted Redwood’s discussion of the advisory fee structure. The Board concluded that at current and expected asset levels, economies of scale are not a relevant consideration at this time; however the Board would revisit potential economies of scale in the future once the Fund has achieved sufficient scale.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Fund. The Board considered that no affiliate of Redwood maintains a relationship with the Fund and Redwood did not anticipate receiving any direct, indirect or ancillary material “fallout” benefits from its relationship with the Fund.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement is in the best interests of the Fund and its respective shareholders. In considering the Advisory Agreement, the Board did not identify any one factor as all important and each Trustee may have considered different factors as more important.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	5	Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014) and Altegris KKR Commitments Fund (2014-2016); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012)	5	Schroder Global Series Trust (2012-2017); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014) and Altegris KKR Commitments Fund (2014-2016); Ramius Archview Credit and Distressed Fund (since 2015)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	5	Altegris KKR Commitments Master Fund (since 2014) and Altegris KKR Commitments Fund (2014-2016)
Anita K. Krug Year of Birth: 1969	Trustee, Corporate Governance Committee Chairman	Indefinite, Since 2012	Interim Dean (since 2017) Professor (since 2016), and Associate Professor (2014-2016), University of Washington School of Law; Assistant Professor (2010-2014), University of Washington School of Law	5	Altegris KKR Commitments Master Fund (since 2014) and Altegris KKR Commitments Fund (2014-2016); Centerstone Investors Trust (since 2016)

*	Information is as of October 31, 2017.

**	As of October 31, 2017, the Trust was comprised of 18 active portfolios managed by 10 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds advised by a common investment adviser. The Fund does not hold itself out as related to any other series within the Trust for investment purpose. The Fund’s investment adviser also serves as investment adviser to the Redwood Managed Volatility Portfolio, Redwood Activist Leaders Fund, Redwood AlphaFactor® International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund, each a series of the Trust.

10/31/17 – Two Roads v1

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2017

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Senior Vice President (since 2017), Vice President and Counsel (2015 -2016) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2017.

**	As of October 31, 2017, the Trust was comprised of 18 active portfolios managed by 10 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds advised by a common investment adviser. The Fund does not hold itself out as related to any other series within the Trust for investment purpose. The Fund’s investment adviser also serves as investment adviser to the Redwood Managed Volatility Portfolio, Redwood Activist Leaders Fund, Redwood AlphaFactor® International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund, each a series of the Trust.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-RED-FUND (733-3863).

10/31/17 – Two Roads v1

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Advisor, LLC
1117 S. Robertson Boulevard
Los Angeles, CA 90035

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2017	2016
Redwood Managed Volatility Fund	$11,900	$14,000

Redwood Managed Municipal Income Fund $12,400 N/A

Redwood AlphaFactor® Core Equity Fund $11,900 N/A

Redwood AlphaFactor® Tactical Core Fund $11,900 N/A

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2017	2016
Redwood Managed Volatility Fund	$2,600	$3,500
Redwood Managed Municipal Income Fund	$2,600	N/A
Redwood AlphaFactor® Core Equity Fund	$2,600	N/A
Redwood AlphaFactor® Tactical Core Fund	$2,600	N/A

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $2,808 for the fiscal year ended October 31, 2017.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2017 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 9, 2018